UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2019

Important Information on Paperless Delivery

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 through January 31, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/18 – 1/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/18 –
	8/1/18	1/31/19	1/31/19
Class A
Actual	$1,000.00	$992.50	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.47	$4.79
Class C
Actual	$1,000.00	$989.20	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.64	$8.64
Class F
Actual	$1,000.00	$993.20	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$4.08
Class F3
Actual	$1,000.00	$994.00	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class I
Actual	$1,000.00	$993.60	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class P
Actual	$1,000.00	$991.50	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	$5.85
Class R2
Actual	$1,000.00	$990.90	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.62
Class R3
Actual	$1,000.00	$991.20	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$6.12
Class R4
Actual	$1,000.00	$992.60	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class R5
Actual	$1,000.00	$993.60	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R6
Actual	$1,000.00	$994.30	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.70% for Class C, 0.80% for Class F, 0.59% for Class F3, 0.70 % for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2019

Sector*	%**
Communication Services	4.04%
Consumer Discretionary	18.06%
Consumer Staples	2.64%
Energy	0.98%
Financials	3.53%
Health Care	26.54%
Industrials	14.00%
Information Technology	29.54%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2019

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.29%

Aerospace & Defense 3.86%
Aerovironment, Inc.*	462,370	$35,908
Axon Enterprise, Inc.*	367,232	18,732
Curtiss-Wright Corp.	129,995	14,757
Total		69,397

Auto Components 0.88%
Fox Factory Holding Corp.*	265,566	15,756

Banks 2.74%
CenterState Bank Corp.	684,212	16,968
Webster Financial Corp.	248,570	13,393
Western Alliance Bancorp*	208,690	9,241
Wintrust Financial Corp.	136,519	9,712
Total		49,314

Biotechnology 11.32%
Agios Pharmaceuticals, Inc.*	129,930	6,964
Allogene Therapeutics, Inc.*	285,689	8,665
Amarin Corp. plc ADR*	680,254	11,904
Argenx SE ADR*	171,780	18,228
Audentes Therapeutics, Inc.*	198,880	4,932
Blueprint Medicines Corp.*	294,272	21,214
CareDx, Inc.*	753,535	21,122
Denali Therapeutics, Inc.*	574,773	10,955
Emergent BioSolutions, Inc.*	218,128	13,609
FibroGen, Inc.*	109,285	6,202
Mirati Therapeutics, Inc.*	210,558	13,914
Myovant Sciences Ltd. (United Kingdom)*(a)	673,086	12,412
Repligen Corp.*	422,774	24,102
Sage Therapeutics, Inc.*	137,956	19,671
Sarepta Therapeutics, Inc.*	69,352	9,689
Total		203,583

Building Products 1.19%
Trex Co., Inc.*	308,235	21,503

Capital Markets 0.52%
Evercore, Inc. Class A	104,163	9,317
		Fair
		Value
Investments	Shares	(000)
Communications Equipment 0.50%
Acacia Communications, Inc.* 205,128		$8,925

Construction & Engineering 0.80%
NV5 Global, Inc.*	202,463	14,328

Diversified Consumer Services 5.13%
Bright Horizons Family Solutions, Inc.*	223,745	25,908
Chegg, Inc.*	1,053,969	37,121
Grand Canyon Education, Inc.*	196,978	18,307
Strategic Education, Inc.	100,294	10,972
Total		92,308

Electrical Equipment 1.55%
Generac Holdings, Inc.*	525,384	27,809

Energy Equipment & Services 0.97%
Cactus, Inc. Class A*	533,260	17,502

Entertainment 1.48%
World Wrestling Entertainment, Inc. Class A	322,450	26,551

Food & Staples Retailing 1.80%
BJ’s Wholesale Club Holdings, Inc.*	808,663	21,276
Sprouts Farmers Market, Inc.*	463,571	11,116
Total		32,392

Food Products 0.81%
Calavo Growers, Inc.	178,948	14,559

Health Care Equipment & Supplies 11.02%
Glaukos Corp.*	588,853	37,563
Haemonetics Corp.*	148,156	14,654
Inogen, Inc.*	32,141	4,860
Insulet Corp.*	112,639	9,145
iRhythm Technologies, Inc.*	288,174	24,495
Masimo Corp.*	211,606	26,321
Penumbra, Inc.*	238,360	34,684
Tactile Systems Technology, Inc.*	204,261	13,600

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2019

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.*	758,695	$32,988
Total		198,310

Health Care Providers & Services 0.72%
Guardant Health, Inc.*	323,626	13,055

Health Care Technology 2.00%
Inspire Medical Systems, Inc.*	476,582	25,559
Teladoc, Inc.*	161,542	10,371
Total		35,930

Hotels, Restaurants & Leisure 3.20%
Dave & Buster’s Entertainment, Inc.	275,094	14,154
Planet Fitness, Inc. Class A*	749,551	43,414
Total		57,568

Household Durables 2.34%
iRobot Corp.*	264,768	23,774
Roku, Inc.*	407,193	18,303
Total		42,077

Information Technology Services 4.01%
EPAM Systems, Inc.*	105,058	14,863
Okta, Inc.*	336,054	27,701
Twilio, Inc. Class A*	174,504	19,426
Wix.com Ltd. (Israel)*(a)	92,327	10,096
Total		72,086

Insurance 0.23%
eHealth, Inc.*	68,890	4,213

Interactive Media & Services 2.52%
Cargurus, Inc.*	593,034	25,364
Eventbrite, Inc. Class A*	666,512	20,002
Total		45,366

Internet & Direct Marketing Retail 2.88%
Etsy, Inc.*	773,948	42,296
Stamps.com, Inc.*	50,895	9,471
Total		51,767
		Fair
		Value
Investments	Shares	(000)
Leisure Products 1.52%
Malibu Boats, Inc. Class A*	416,080	$16,872
YETI Holdings, Inc.*	619,913	10,545
Total		27,417

Machinery 3.69%
Chart Industries, Inc.*	292,682	21,863
Proto Labs, Inc.*	121,951	15,140
RBC Bearings, Inc.*	210,641	29,368
Total		66,371

Pharmaceuticals 1.20%
GW Pharmaceuticals plc ADR*	151,656	21,649

Professional Services 2.00%
Insperity, Inc.	338,049	36,063

Semiconductors & Semiconductor Equipment 2.62%
Inphi Corp.*	231,347	9,124
Monolithic Power Systems, Inc.	156,781	19,842
Semtech Corp.*	373,616	18,143
Total		47,109

Software 22.10%
Alteryx, Inc. Class A*	357,860	25,462
Anaplan, Inc.*	364,317	11,436
Appian Corp.*	380,186	12,238
Coupa Software, Inc.*	377,851	32,858
Elastic NV*	173,701	14,765
Everbridge, Inc.*	601,861	37,231
Five9, Inc.*	720,265	36,827
HubSpot, Inc.*	148,544	23,516
Mimecast Ltd.*	497,626	18,696
New Relic, Inc.*	276,327	28,089
Paycom Software, Inc.*	133,159	19,739
Paylocity Holding Corp.*	249,771	17,741
RingCentral, Inc. Class A*	292,558	27,044
SendGrid, Inc.*	664,229	35,922

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2019

		Fair
		Value
Investments	Shares	(000)
Software (continued)
Trade Desk, Inc. (The) Class A*	233,649	$33,337
Zscaler, Inc.*	471,185	22,791
Total		397,692

Specialty Retail 1.13%
At Home Group, Inc.*	429,459	9,465
National Vision Holdings, Inc.*	340,710	10,821
Total		20,286

Textiles, Apparel & Luxury Goods 0.80%
Canada Goose Holdings, Inc. (Canada)*(a)	278,865	14,350

Trading Companies & Distributors 0.76%
Air Lease Corp.	362,296	13,746
Total Common Stocks (cost $1,308,974,364)		1,768,299
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.66%

Repurchase Agreement
Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $12,005,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $12,206,276; proceeds: $11,965,283 (cost $11,964,801)	$11,965	$11,965
Total Investments in Securities 98.95% (cost $1,320,939,165)		1,780,264
Other Assets in Excess of Liabilities 1.05%		18,849
Net Assets 100.00%		$1,799,113

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,768,299	$ –	$–	$1,768,299
Short-Term Investment
Repurchase Agreement	–	11,965	–	11,965
Total	$1,768,299	$11,965	$–	$1,780,264

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

January 31, 2019

ASSETS:
Investments in securities, at fair value (cost $1,320,939,165)	$1,780,263,701
Receivables:
Investment securities sold	74,010,760
Capital shares sold	1,653,195
Interest	482
Prepaid expenses and other assets	74,559
Total assets	1,856,002,697
LIABILITIES
Payables:
Investment securities purchased	51,391,442
Capital shares reacquired	3,366,048
Management fee	738,210
Directors’ fees	567,229
12b-1 distribution plan	361,005
Fund administration	57,358
Accrued expenses	408,327
Total liabilities	56,889,619
NET ASSETS	$1,799,113,078
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,343,634,139
Total distributable earnings (loss)	455,478,939
Net Assets	$1,799,113,078

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2019

Net assets by class:
Class A Shares	$610,887,564
Class C Shares	$21,623,119
Class F Shares	$90,786,342
Class F3 Shares	$2,804,925
Class I Shares	$749,378,824
Class P Shares	$20,249,087
Class R2 Shares	$4,456,173
Class R3 Shares	$95,909,098
Class R4 Shares	$5,152,668
Class R5 Shares	$3,126,548
Class R6 Shares	$194,738,730
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	28,611,357
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,539,553
Class F Shares (40 million shares of common stock authorized, $.001 par value)	4,053,361
Class F3 Shares (50 million shares of common stock authorized, $.001 par value)	109,303
Class I Shares (200 million shares of common stock authorized, $.001 par value)	29,364,648
Class P Shares (30 million shares of common stock authorized, $.001 par value)	989,771
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	222,176
Class R3 Shares (50 million shares of common stock authorized, $.001 par value)	4,674,716
Class R4 Shares (30 million shares of common stock authorized, $.001 par value)	241,403
Class R5 Shares (30 million shares of common stock authorized, $.001 par value)	122,528
Class R6 Shares (50 million shares of common stock authorized, $.001 par value)	7,589,387
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.65
Class C Shares-Net asset value	$14.05
Class F Shares-Net asset value	$22.40
Class F3 Shares-Net asset value	$25.66
Class I Shares-Net asset value	$25.52
Class P Shares-Net asset value	$20.46
Class R2 Shares-Net asset value	$20.06
Class R3 Shares-Net asset value	$20.52
Class R4 Shares-Net asset value	$21.34
Class R5 Shares-Net asset value	$25.52
Class R6 Shares-Net asset value	$25.66

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2019

Investment income:
Dividends	$2,562,586
Interest and other	321,658
Total investment income	2,884,244
Expenses:
Management fee	4,914,416
12b-1 distribution plan-Class A	813,732
12b-1 distribution plan-Class C	121,847
12b-1 distribution plan-Class F	48,178
12b-1 distribution plan-Class P	48,559
12b-1 distribution plan-Class R2	16,855
12b-1 distribution plan-Class R3	262,634
12b-1 distribution plan-Class R4	6,630
Shareholder servicing	995,791
Fund administration	383,071
Registration	73,957
Reports to shareholders	61,299
Professional	37,531
Directors’ fees	28,264
Custody	16,836
Other	54,420
Gross expenses	7,884,020
Expense reductions (See Note 8)	(24,793)
Net expenses	7,859,227
Net investment loss	(4,974,983)
Net realized and unrealized gain (loss):
Net realized gain on investments	124,380,704
Net change in unrealized appreciation/depreciation on investments	(143,139,068)
Net realized and unrealized loss	(18,758,364)
Net Decrease in Net Assets Resulting From Operations	$(23,733,347)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended January 31, 2019	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	July 31, 2018
Operations:
Net investment loss	$(4,974,983)	$(9,839,278)
Net realized gain on investments	124,380,704	483,068,491
Net change in unrealized appreciation/depreciation on investments	(143,139,068)	157,407,711
Net increase (decrease) in net assets resulting from operations	(23,733,347)	630,636,924
Distributions to shareholders
Class A	(143,990,315)	–
Class C	(7,182,646)	–
Class F	(20,259,583)	–
Class F3	(554,521)	–
Class I	(152,166,447)	–
Class P	(4,878,718)	–
Class R2	(1,263,450)	–
Class R3	(23,230,994)	–
Class R4	(1,144,059)	–
Class R5	(557,791)	–
Class R6	(38,576,002)	–
Total distributions to shareholders	(393,804,526)	–
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	173,799,065	331,201,170
Reinvestment of distributions	374,586,927	–
Cost of shares reacquired	(310,186,925)	(925,641,513)
Net increase (decrease) in net assets resulting from capital share transactions	238,199,067	(594,440,343)
Net increase (decrease) in net assets	(179,338,806)	36,196,581
NET ASSETS:
Beginning of period	$1,978,451,884	$1,942,255,303
End of period	$1,799,113,078	$1,978,451,884
Accumulated net investment loss(1)	$–	$–

(1)	The SEC eliminated the requirement to disclose accumulated net investment loss in 2018. For the year ended July 31, 2018, the accumulated net investment loss was $(6,498,764).

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2019(c)	$28.59	$(0.08)	$(0.91)	$(0.99)	$(6.25)
7/31/2018	20.61	(0.15)	8.13	7.98	–
7/31/2017	18.26	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.12)	(4.22)	(4.34)	(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)
7/31/2014	26.80	(0.23)	3.16	2.93	(5.36)

Class C
1/31/2019(c)	21.30	(0.12)	(0.88)	(1.00)	(6.25)
7/31/2018	15.49	(0.24)	6.05	5.81	–
7/31/2017	13.82	(0.16)	1.83	1.67	–
7/31/2016	19.17	(0.20)	(3.30)	(3.50)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)
7/31/2014	23.06	(0.34)	2.74	2.40	(5.36)

Class F
1/31/2019(c)	29.63	(0.07)	(0.91)	(0.98)	(6.25)
7/31/2018	21.32	(0.12)	8.43	8.31	–
7/31/2017	18.86	(0.05)	2.51	2.46	–
7/31/2016	25.16	(0.10)	(4.35)	(4.45)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)
7/31/2014	27.23	(0.17)	3.22	3.05	(5.36)

Class F3
1/31/2019(c)	32.88	(0.04)	(0.93)	(0.97)	(6.25)
7/31/2018	23.62	(0.09)	9.35	9.26	–
4/4/2017 to 7/31/2017(e)	22.09	(0.04)	1.57	1.53	–

Class I
1/31/2019(c)	32.76	(0.06)	(0.93)	(0.99)	(6.25)
7/31/2018	23.55	(0.10)	9.31	9.21	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.51	(0.08)	(4.77)	(4.85)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)
7/31/2014	28.95	(0.15)	3.41	3.26	(5.36)

Class P
1/31/2019(c)	27.72	(0.10)	(0.91)	(1.01)	(6.25)
7/31/2018	19.99	(0.15)	7.88	7.73	–
7/31/2017	17.71	(0.07)	2.35	2.28	–
7/31/2016	23.78	(0.12)	(4.10)	(4.22)	(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)
7/31/2014	26.27	(0.20)	3.10	2.90	(5.36)

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.35	(0.75	)(d)	0.94	(f)	(0.64	)(f)	$ 610,888	53	(d)
28.59	38.72		0.93		(0.62)		686,002	90
20.61	12.87		0.97		(0.39)		628,782	134
18.26	(18.13)		1.01		(0.65)		831,225	204
24.45	20.25		1.00		(0.66)		1,218,062	186
24.37	10.49		1.08		(0.87)		1,205,395	242

14.05	(1.08	)(d)	1.70	(f)	(1.39	)(f)	21,623	53	(d)
21.30	37.51		1.69		(1.37)		26,175	90
15.49	12.08		1.72		(1.14)		44,838	134
13.82	(18.79)		1.76		(1.41)		64,562	204
19.17	19.40		1.73		(1.39)		111,443	186
20.10	9.79		1.73		(1.53)		112,399	242

22.40	(0.68	)(d)	0.80	(f)	(0.49	)(f)	90,786	53	(d)
29.63	38.98		0.79		(0.48)		100,650	90
21.32	13.04		0.82		(0.25)		111,360	134
18.86	(18.05)		0.86		(0.52)		121,768	204
25.16	20.47		0.83		(0.47)		258,617	186
24.92	10.80		0.83		(0.63)		158,298	242

25.66	(0.60	)(d)	0.59	(f)	(0.29	)(f)	2,805	53	(d)
32.88	39.25		0.59		(0.31)		2,941	90
23.62	6.93	(d)	0.60	(f)	(0.50	)(f)	431	134

25.52	(0.64	)(d)	0.70	(f)	(0.39	)(f)	749,379	53	(d)
32.76	39.11		0.69		(0.37)		824,588	90
23.55	13.17		0.72		(0.14)		787,341	134
20.81	(17.96)		0.76		(0.41)		1,182,207	204
27.51	20.57		0.73		(0.39)		1,703,530	186
26.85	10.93		0.74		(0.53)		1,463,636	242

20.46	(0.85	)(d)	1.15	(f)	(0.84	)(f)	20,249	53	(d)
27.72	38.67		0.97		(0.66)		22,591	90
19.99	12.94		0.97		(0.40)		22,629	134
17.71	(18.18)		1.01		(0.66)		25,784	204
23.78	20.26		0.99		(0.68)		36,331	186
23.81	10.64		0.98		(0.78)		90,665	242

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2019(c)	$27.33	$(0.12)	$(0.90)	$(1.02)	$(6.25)
7/31/2018	19.77	(0.23)	7.79	7.56	–
7/31/2017	17.58	(0.14)	2.33	2.19	–
7/31/2016	23.70	(0.18)	(4.09)	(4.27)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)
7/31/2014	26.35	(0.29)	3.11	2.82	(5.36)

Class R3
1/31/2019(c)	27.79	(0.11)	(0.91)	(1.02)	(6.25)
7/31/2018	20.08	(0.20)	7.91	7.71	–
7/31/2017	17.83	(0.12)	2.37	2.25	–
7/31/2016	23.99	(0.16)	(4.15)	(4.31)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)
7/31/2014	26.53	(0.27)	3.13	2.86	(5.36)

Class R4
1/31/2019(c)	28.59	(0.08)	(0.92)	(1.00)	(6.25)
7/31/2018	20.60	(0.15)	8.14	7.99	–
7/31/2017	18.25	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.10)	(4.25)	(4.35)	(1.85)
6/30/2015 to 7/31/2015(g)	24.40	(0.02)	0.07	0.05	–

Class R5
1/31/2019(c)	32.75	(0.06)	(0.92)	(0.98)	(6.25)
7/31/2018	23.55	(0.11)	9.31	9.20	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.50	(0.07)	(4.77)	(4.84)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.07	0.06	–

Class R6
1/31/2019(c)	32.88	(0.04)	(0.93)	(0.97)	(6.25)
7/31/2018	23.62	(0.08)	9.34	9.26	–
7/31/2017	20.85	(0.01)	2.78	2.77	–
7/31/2016	27.51	(0.04)	(4.77)	(4.81)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other Classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.06	(0.91	)(d)	1.30	(f)	(0.98	)(f)	$ 4,456	53	(d)
27.33	38.24		1.29		(0.97)		6,530	90
19.77	12.52		1.32		(0.75)		6,275	134
17.58	(18.47)		1.36		(1.00)		10,212	204
23.70	19.88		1.33		(0.99)		13,747	186
23.81	10.22		1.33		(1.13)		14,855	242

20.52	(0.88	)(d)	1.20	(f)	(0.89	)(f)	95,909	53	(d)
27.79	38.40		1.19		(0.88)		111,564	90
20.08	12.62		1.22		(0.64)		131,974	134
17.83	(18.37)		1.26		(0.91)		197,382	204
23.99	19.95		1.23		(0.89)		302,163	186
24.03	10.40		1.23		(1.02)		293,384	242

21.34	(0.74	)(d)	0.95	(f)	(0.64	)(f)	5,153	53	(d)
28.59	38.79		0.93		(0.63)		5,489	90
20.60	12.88		0.95		(0.38)		3,053	134
18.25	(18.18)		0.97		(0.62)		626	204
24.45	0.20	(d)	0.92	(f)	(0.82	)(f)	22	186

25.52	(0.64	)(d)	0.70	(f)	(0.39	)(f)	3,127	53	(d)
32.75	39.11		0.68		(0.38)		3,313	90
23.55	13.17		0.71		(0.12)		2,520	134
20.81	(17.93)		0.70		(0.34)		1,006	204
27.50	0.22	(d)	0.71	(f)	(0.59	)(f)	10	186

25.66	(0.57	)(d)	0.59	(f)	(0.30	)(f)	194,739	53	(d)
32.88	39.20		0.59		(0.28)		188,610	90
23.62	13.29		0.60		(0.04)		202,128	134
20.85	(17.80)		0.60		(0.19)		200,641	204
27.51	0.26	(d)	0.59	(f)	(0.47	)(f)	10	186

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, F3, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2015 through July 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2019, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2019:

Distributor	Dealers’
Commissions	Concessions
$3,649	$20,575

Distributor received CDSCs of $578 and $206 for Class A and Class C shares, respectively, for the six months ended January 31, 2019.

Other Related Parties

As of January 31, 2019, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 10.00%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2019 and fiscal year ended July 31, 2018 were as follows:

Six Months Ended 1/31/2019 (unaudited)		Year Ended 7/31/2018
Distributions paid from:
Net long-term capital gains	$393,804,526	$–
Total distributions paid	$393,804,526	$–

As of January 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,325,332,726
Gross unrealized gain	486,925,190
Gross unrealized loss	(31,994,215)
Net unrealized security gain	$454,930,975

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2019 were as follows:

Purchase	Sales
$1,010,697,169	$1,155,766,930

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2019 the Fund engaged in cross-trades purchases of $3,436,541 and sales of $8,247,281, which resulted in net realized gains of $362,574.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,964,801	$ –	$11,964,801
Total	$11,964,801	$ –	$11,964,801

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,964,801	$ –	$ –	$(11,964,801)	$ –
Total	$11,964,801	$ –	$ –	$(11,964,801)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2019.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the period ended August 8, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the period ended August 8, 2018, the Fund did not utilize the Facility.

For the period August 9, 2018 through December 20, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated

Notes to Financial Statements (unaudited)(continued)

Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the period from August 9, 2018 through January 31, 2019, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the

Notes to Financial Statements (unaudited)(continued)

imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,570,276	$36,848,152	2,373,160	$58,946,469
Converted from Class B*	–	–	36,662	821,902
Converted from Class C**	73,456	2,020,349	756,384	21,153,308
Reinvestment of distributions	6,991,031	132,689,761	–	–
Shares reacquired	(4,015,518)	(94,813,485)	(9,685,238)	(230,766,911)
Increase (decrease)	4,619,245	$76,744,777	(6,519,032)	$(149,845,232)

Class B Shares
Shares sold	–	$–	1,701	$32,097
Shares reacquired	–	–	(12,599)	(228,946)
Converted to Class A*	–	–	(49,473)	(821,902)
Decrease	–	$–	(60,371)	$(1,018,751)

Class C Shares
Shares sold	71,904	$1,070,521	33,526	$593,954
Reinvestment of distributions	513,207	6,415,091	–	–
Shares reacquired	(171,714)	(2,376,965)	(687,044)	(12,204,713)
Converted to Class A**	(102,631)	(2,020,349)	(1,013,069)	(21,153,308)
Increase (decrease)	310,766	$3,088,298	(1,666,587)	$(32,764,067)

Class F Shares
Shares sold	483,554	$11,399,815	409,581	$10,216,990
Reinvestment of distributions	889,730	17,705,628	–	–
Shares reacquired	(717,033)	(17,361,112)	(2,234,840)	(56,536,343)
Increase (decrease)	656,251	$11,744,331	(1,825,259)	$(46,319,353)

Class F3 Shares
Shares sold	7,421	$231,147	100,561	$2,518,288
Reinvestment of distributions	24,332	554,521	–	–
Shares reacquired	(11,873)	(331,230)	(29,393)	(807,922)
Increase	19,880	$454,438	71,168	$1,710,366

Class I Shares
Shares sold	1,775,267	$51,102,277	4,609,055	$132,891,508
Reinvestment of distributions	6,642,840	150,593,194	–	–
Shares reacquired	(4,227,267)	(116,544,223)	(12,865,987)	(346,914,175)
Increase (decrease)	4,190,840	$85,151,248	(8,256,932)	$(214,022,667)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2019(unaudited)		Year Ended July 31, 2018
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	63,268	$1,653,980	126,220	$3,242,323
Reinvestment of distributions	265,237	4,824,657	–	–
Shares reacquired	(153,737)	(3,669,099)	(443,412)	(10,112,850)
Increase (decrease)	174,768	$2,809,538	(317,192)	$(6,870,527)

Class R2 Shares
Shares sold	44,627	$987,367	52,415	$1,294,580
Reinvestment of distributions	52,877	943,322	–	–
Shares reacquired	(114,230)	(2,766,940)	(130,900)	(2,893,267)
Decrease	(16,726)	$(836,251)	(78,485)	$(1,598,687)

Class R3 Shares
Shares sold	529,819	$12,766,609	862,114	$20,864,598
Reinvestment of distributions	1,273,628	23,230,982	–	–
Shares reacquired	(1,143,909)	(26,975,068)	(3,419,925)	(79,600,262)
Increase (decrease)	659,538	$9,022,523	(2,557,811)	$(58,735,664)

Class R4 Shares
Shares sold	35,110	$885,304	108,930	$2,810,875
Reinvestment of distributions	60,309	1,144,059	–	–
Shares reacquired	(46,014)	(1,136,431)	(65,111)	(1,624,148)
Increase	49,405	$892,932	43,819	$1,186,727

Class R5 Shares
Shares sold	36,040	$970,102	48,781	$1,463,281
Reinvestment of distributions	24,605	557,791	–	–
Shares reacquired	(39,264)	(1,205,750)	(54,652)	(1,530,510)
Increase (decrease)	21,381	$322,143	(5,871)	$(67,229)

Class R6 Shares
Shares sold	1,869,317	$55,883,791	3,394,486	$96,326,207
Reinvestment of distributions	1,576,477	35,927,921	–	–
Shares reacquired	(1,592,554)	(43,006,622)	(6,215,864)	(182,421,466)
Increase (decrease)	1,853,240	$48,805,090	(2,821,378)	$(86,095,259)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2018. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period (ranking in the 1st percentile of the peer group)

Approval of Advisory Contract (continued)

and the ten-year period, but below the median of the performance peer group for the three- and five-year periods. The Board took into account recent changes to the portfolio management team and other actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019